Consolidated Statement Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 1,119,851		¥ 420,751		¥ 388,187
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by (used in) operating activities:
Depreciation and amortization	301,603		307,006		319,641
Impairment of intangible assets (Note 6)	3,378		30,986		26,566
Provision for credit losses (Note 4)	144,542		223,809		292,035
Employee benefit cost for severance indemnities and pension plans (Note 13)	64,970		48,823		29,459
Investment securities gains-net	(155,957)	[1]	(19,384)	[1]	(121,803)	[1]
Amortization of premiums on investment securities	91,252		81,384		67,130
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities-net (Note 29)	(21,734)		35,297		110,003
Foreign exchange losses (gains)-net	(1,059,276)		280,997		76,391
Equity in losses (earnings) of equity method investees-net (Note 2)	(60,210)		499,427		113,017
Provision for deferred income tax expense	133,054		193,114		310,351
Gain on conversion rate adjustment of convertible preferred stock (Note 2)			(139,320)
Decrease (increase) in trading account assets, excluding foreign exchange contracts	(3,269,053)		(3,188,559)		1,148,259
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	796,656		2,326,503		1,456,811
Increase (decrease) in unearned income, unamortized premiums and deferred loan fees	(13)		10,754		16,177
Decrease (increase) in accrued interest receivable and other receivables	(82,575)		(110,209)		26,815
Increase (decrease) in accrued interest payable and other payables	4,162		36,425		(18,190)
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables	(125,309)		116,180		6,875
Increase (decrease) in allowance for repayment of excess interest	(21,777)		(37,452)		52,722
Net increase in collateral for derivative transactions	(179,028)		(618,295)		(37,209)
Partial withdrawal of assets from employee retirement benefit trusts (Note 13)	44,851
Other-net	105,703		94,642		(25,399)
Net cash provided by (used in) operating activities	(2,164,910)		592,879		4,237,838
Cash flows from investing activities:
Proceeds from sales of investment securities available for sale (including proceeds from securities under fair value option) (Note 3)	149,910,832		172,325,724		78,141,353
Proceeds from maturities of investment securities available for sale (including proceeds from securities under fair value option) (Note 3)	15,343,140		12,863,545		29,841,882
Purchases of investment securities available for sale (including purchases of securities under fair value option) (Note 3)	(163,273,113)		(192,356,659)		(116,023,266)
Proceeds from maturities of investment securities being held to maturity	811,024		835,356		415,008
Purchases of investment securities being held to maturity	(442,016)		(263,300)		(644,793)
Proceeds from sales of other investment securities	31,094		37,397		28,156
Purchases of other investment securities	(8,034)		(46,861)		(39,196)
Net decrease (increase) in loans	(2,543,816)		(5,609,261)		2,751,433
Net decrease (increase) in interest-earning deposits in other banks	(1,706,642)		1,344,430		(2,916,248)
Net decrease in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	106,337		471,372		350,828
Proceeds from sales of premises and equipment	36,015		20,618		14,732
Capital expenditures for premises and equipment	(139,756)		(131,187)		(98,323)
Purchases of intangible assets	(161,090)		(155,308)		(151,775)
Proceeds from sales and dispositions of investments in equity method investees	78,983		125,690		31,556
Proceeds from sales of consolidated VIEs and subsidiaries-net	20,951		1,297		45,957
Proceeds from a repayment of deposits with Government-led Loan Restructuring Program (Note 4)	204,956		161,435
Other-net	(69,120)		11,462		(40,187)
Net cash used in investing activities	(1,800,255)		(10,364,250)		(8,292,883)
Cash flows from financing activities:
Net increase in deposits	4,491,412		3,242,703		2,211,211
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	448,370		4,745,245		747,174
Net increase (decrease) in due to trust account	5,698		(6,210)		(68,911)
Net increase (decrease) in other short-term borrowings	429,163		2,409,172		2,533,987
Proceeds from issuance of long-term debt	2,187,511		1,875,591		2,573,277
Repayment of long-term debt	(3,025,310)		(2,263,232)		(3,109,981)
Proceeds from sales of treasury stock	22		130		327
Payments for acquisition of preferred stock (Note 15)					(250,000)
Payments to acquire treasury stock (Note 16)	(19)		(18)		(86)
Payments for purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)	(39,000)
Dividends paid	(187,720)		(187,561)		(190,299)
Dividends paid to noncontrolling interests	(9,243)		(16,445)		(6,314)
Other-net	(9,351)		(11,523)		15,525
Net cash provided by financing activities	4,291,533		9,787,852		4,455,910
Effect of exchange rate changes on cash and cash equivalents	62,476		(16,876)		(32,584)
Net increase (decrease) in cash and cash equivalents	388,844		(395)		368,281
Cash and cash equivalents at beginning of fiscal year	3,230,409		3,230,804		2,862,523
Cash and cash equivalents at end of fiscal year	3,619,253		3,230,409		3,230,804
Cash paid during the fiscal year for:
Interest	605,608		683,034		725,400
Income taxes, net of refunds	288,275		119,897		116,399
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	7,584		16,198		5,576
Exchange of ownership interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd. for equity investment in Morgan Stanley MUFG Securities, Co., Ltd. in connection with the securities joint venture (Note 2):
Noncontrolling interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd.					127,270
Capital surplus					20,550
Adoption of new guidance on consolidation of certain variable interest entities (Note 1):
Increase in total assets, excluding cash and cash equivalents					237,008
Increase in total liabilities					214,887
Union Bank's acquisitions (Note 2):
Fair value of assets acquired	626,921				322,312
Fair value of liabilities assumed	502,437				328,332
Conversion of Morgan Stanley's convertible preferred stock (Note 2)			¥ 808,266

[1]	The following credit losses are included in Investment securities gains-net: decline in fair value by ¥17,495 million, ¥11,704 million and ¥7,457 million; Other comprehensive income - Net ¥2,993 million, ¥2,078 million and ¥872 million; Total credit losses ¥20,488 million, ¥13,782 million and ¥8,329 million, March 31, 2011, 2012 and 2013, respectively.